PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Accrued liabilities	R$ 1,342,870	R$ 1,484,825
Judicial deposits	491,882	533,664
Accrued liabilities current	36,000	73,089
Accrued liabilities non current	1,306,870	1,411,736
Judicial deposits non current	491,882	533,664
Tax [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities	154,626	219,196
Judicial deposits	153,715	184,687
Social Security [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities	1,609	1,567
Judicial deposits	4
Labor [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities	366,645	375,416
Judicial deposits	288,389	297,507
Civil [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities	778,796	851,305
Judicial deposits	24,880	25,502
Environmental [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities	41,194	37,341
Judicial deposits	3,340	2,859
Deposit Of A Guarantee [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 21,554	R$ 23,109